Subsequent Events (Details Textual) - Subsequent Events [Member] - USD ($)	3 Months Ended
	Mar. 31, 2018	Feb. 21, 2018
Statement of events after reporting period [Line Items]
Dividend payables		$ 15,180
Dividend Payable Per Share		$ 0.385
Amount Of Variable Compensation	$ 5,500